SCHEDULE OF OTHER INCOME (Details) (Parenthetical) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 01, 2024 JPY (¥)	Aug. 31, 2024 JPY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Notes and other explanatory information [abstract]
Rent expense	¥ 7,100	¥ 6,000	$ 994	¥ 143,303	¥ 193,786	¥ 180,210
Lease termination gain				10,895
Lease termination loss				¥ 656